SCHEDULE OF UNOBSERVABLE INPUTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term	5 years	5 years
Measurement Input, Discount Rate [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			48.5
Measurement Input, Discount Rate [Member] | 2022 and 2023 Convertible Notes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			48.5
Measurement Input, Discount Rate [Member] | Whiskey Special Ops Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			54
Measurement Input, Discount Rate [Member] | Whiskey Special Ops Notes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			91.3
Measurement Input, Expected Term [Member] | 2022 and 2023 Convertible Notes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input, weighted average, minimum			1 month 14 days
Debt instrument, measurement input, weighted average, maximum			1 year 29 days
Measurement Input, Expected Term [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 month 14 days
Measurement Input, Expected Term [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 year 29 days
Measurement Input, Expected Term [Member] | Whiskey Special Ops Notes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input, weighted average, minimum			1 month 15 days
Debt instrument, measurement input, weighted average, maximum			8 months
Measurement Input, Expected Term [Member] | Whiskey Special Ops Notes [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 month 15 days
Measurement Input, Expected Term [Member] | Whiskey Special Ops Notes [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			8 months
Measurement Input, Expected Term [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 month 14 days
Measurement Input, Expected Term [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 year 29 days
Measurement Input, Expected Term [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			1 month 15 days
Measurement Input, Expected Term [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term			4 years 8 months
Measurement Input IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input IPO [Member] | Whiskey Special Ops Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input IPO [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input IPO [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measuremen tInput De SPAC [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			0
Measuremen tInput De SPAC [Member] | Whiskey Special Ops Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			0
Measuremen tInput De SPAC [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			0
Measuremen tInput De SPAC [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			0
Measurement Input, Default Rate [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			20
Measurement Input, Default Rate [Member] | Whiskey Special Ops Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			20
Measurement Input, Default Rate [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			20
Measurement Input, Default Rate [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			20
Measurement Input, Maturity [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			10
Measurement Input, Maturity [Member] | Whiskey Special Ops Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			10
Measurement Input, Maturity [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			10
Measurement Input, Maturity [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			10
Measurement Input, Option Volatility [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input, Option Volatility [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input, Option Volatility [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input, Option Volatility [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			70
Measurement Input, Risk Free Interest Rate [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			74
Measurement Input, Risk Free Interest Rate [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			74
Measurement Input, Risk Free Interest Rate [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			3.87
Measurement Input, Risk Free Interest Rate [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input			3.87